                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

                Report for the Quarter Ended September 30, 2002.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          WS Capital, L.L.C.
Address:       300 Crescent Court, Suite 880, Dallas, Texas 75201

13F File Number:

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Reid S. Walker                  Contact Person: Joseph I. Worsham, II
Title:    Member
Phone:    214-756-6056

Signature, Place, and Date of Signing:

  /s/ Reid S. Walker         Dallas, Texas              November 12, 2002
  ------------------         ------------------------   -----------------


Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.




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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           46

Form 13F Information Table Value Total:           $68,613

     Confidential information has been omitted from this public Form 13F and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

                           FORM 13F INFORMATION TABLE

                           TITLE                                                                           VOTING AUTHORITY
                            OF                    VALUE     SHARES/    SH/    PUT/   INVSTMT   OTHER   -------------------------
NAME OF ISSUER             CLASS       CUSIP    (X$1,000)   PRN AMT    PRN    CALL   DSCRETN  MANAGERS  SOLE      SHARED    NONE
--------------             ------    ---------  ---------   ---------  ---    ----   -------- -------- -------    -------   ----
ACCENTURE LTD BERMUDA      CL A      G1150G111       214       15,000   SH            SHARED(2)                    15,000
AGILENT TECHNOLOGY INC     COM       00846U101     1,045       80,000   SH            SOLE(1)           80,000
AMDOCS LTD                 ORD       G02602103       448       70,000   SH            SOLE(1)           70,000
AMERIPATH INC              COM       03071D109     9,841      660,468   SH            SHARED(2)                   660,468
APPLIED FILMS CORP         COM       38197109      1,750      160,000   SH            SHARED(2)                   160,000
ARCH COAL INC              COM       039380100     1,324       80,000   SH            SOLE(1)           80,000
BRISTOL MYERS SQUIBB CO    COM       110122108       714       30,000   SH            SOLE(1)           30,000
CARDINAL HEALTH INC        COM       14149Y108     1,866       30,000   SH            SHARED(2)                    30,000
CHECKFREE HLDGS CORP       NOTE      162816AC6       484      569,000   PRN           OTHER(3)                    569,000
                           6.500%
                           12/0
CHICAGO BRIDGE & IRON CO   NY        167250109       972       40,500   SH            SHARED(2)                    40,500
  N V                      REGISTRY
                           SH
COBRA ELECTRS CORP         COM       191042100       975      156,000   SH            SHARED(2)                   156,000
COMSTOCK RES INC           COM       205768203       339       49,200   SH            SOLE(1)           49,200
COMVERSE TECHNOLOGY INC    COM PAR   205862402       699      100,000   SH            SOLE(1)          100,000
                           $0.10
CRYPTOLOGIC INC            COM       228906103       172       51,000   SH            SHARED(2)                    51,000
DIANON SYS INC             COM       252826102     1,360       28,740   SH            SHARED(2)                    28,470
ELITE INFORMATION GROUP    COM       28659M106       870      125,000   SH            SHARED(2)                   125,000
  INC
ESCO TECHNOLOGIES INC      COM       296315104     1,082       33,500   SH            SOLE(1)           33,500
FMC TECHNOLOGIES INC       COM       30249U101     4,441      265,000   SH            SHARED(2)                   265,000
FLEETBOSTON FINL CORP      COM       339030108     1,017       50,000   SH            SHARED(2)                    50,000
GEMSTAR-TV GUIDE INTL INC  COM       36866W106       378      150,000   SH            SOLE(1)          150,000
HEALTH MGMT SYS INC        COM       42219M100     2,815      777,500   SH            SHARED(2)                   777,500
INFOUSA INC NEW            COM       456818301       146       33,678   SH            SOLE(1)           33,678
INTRADO INC                COM       46117A100        97       10,000   SH            SHARED(2)                    10,000
KADANT INC                 COM       48282T104       944       69,900   SH            SOLE(1)           69,900
KELLWOOD CO                COM       488044108       846       37,000   SH            SOLE(1)           37,000
KEY ENERGY SVCS INC        COM       492914106       394       50,000   SH            SOLE(1)           50,000
LEXAR MEDIA INC            COM       52886P104       185       69,800   SH            OTHER(3)                     69,800
MARISA CHRISTINA INC       COM       570268102       563      432,800   SH            SHARED(2)                   432,800
MARTEK BIOSCIENCES CORP    COM       572901106       819       50,000   SH            SHARED(2)                    50,000
MOORE LTD                  COM       615785102     2,548      260,000   SH            SHARED(2)                   260,000
MURPHY OIL CORP            COM       626717102     2,462       30,000   SH            SOLE(1)           30,000
PRG-SCHULTZ INTERNATIONAL  COM       69351C107     1,176       95,000   SH            SOLE(1)           95,000
  IN
PATTERSON UTI ENERGY INC   COM       703481101     2,551      100,000   SH            SHARED(2)                   100,000
PEAK INTL LTD              ORD       G69586108     5,583    1,211,000   SH            SHARED(2)                 1,211,000
PERVASIVE SOFTWARE INC     COM       715710109       391      135,900   SH            OTHER(3)                    135,900
PIER 1 IMPORTS INC         COM       720279108     1,144       60,000   SH            SHARED(2)                    60,000

                           TITLE                                                                           VOTING AUTHORITY
                            OF                    VALUE     SHARES/    SH/    PUT/   INVSTMT   OTHER   -------------------------
NAME OF ISSUER             CLASS       CUSIP    (X$1,000)   PRN AMT    PRN    CALL   DSCRETN  MANAGERS  SOLE      SHARED    NONE
--------------             ------    ---------  ---------   ---------  ---    ----   -------- -------- -------    -------   ----
PRUDENTIAL FINL INC        COM       744320102     1,571       55,000   SH            SOLE(1)           55,000
QUICKSILVER RESOURCES INC  COM       74837R104     1,820      101,100   SH            SHARED(2)                   101,100
ROCKFORD CORP              COM       77316P101     5,376      823,236   SH            SHARED(2)                   823,236
TIDEL TECHNOLOGIES INC     COM       886368109        24       59,200   SH            SOLE(1)           59,200
TRIAD HOSPITALS INC        COM       89579K109     1,256       33,100   SH            SOLE(1)           33,100
TURNSTONE SYSTEMS INC      COM       900423104     1,183      532,800   SH            SHARED(2)                   532,800
VALERO ENERGY CORP NEW     COM       91913Y100     1,853       70,000   SH            SOLE(1)           70,000
WEBEX INC                  COM       94767L109       285       25,500   SH            SHARED(2)                    25,500
XTO ENERGY CORP            COM       98385X106     2,587      125,500   SH            SHARED(2)                   125,500
XETEL CORP                 COM       983942103         3      171,100   SH            SOLE(1)          171,100

(1) WS Capital, L.L.C. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P., and (ii) Walker Smith International Fund, Ltd.

(2) WS Capital, L.L.C. has shared investment discretion and voting authority with WSV Management, L.L.C. WS Capital, L.L.C. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P., and
(ii) Walker Smith International Fund, Ltd. WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, composed of WS Opportunity Fund, L.P. and WS Opportunity Fund (QP), L.P., and (ii) WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith, as control persons for both WS Capital, L.L.C. and WSV Management, L.L.C., each can control the investment and voting of these shares.

(3) WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, composed of WS Opportunity Fund, L.P. and WS Opportunity Fund (QP), L.P., and (ii) WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith are reporting these shares as each may have shared investment discretion and voting authority for those shares controlled by WSV Management, L.L.C., in that Messrs. Walker and Smith together control a majority of the voting rights of WSV Management, L.L.C.